Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value		$ 165,693	$ 167,351
Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[1]	344,906	347,241
Accumulated amortization	[1]	(164,457)	(157,749)
Net Book Value		180,449	189,492
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[2]	(56,420)	(121,028)
Accumulated amortization		35,727	98,887
Write offs	[2]	5,937
Net Book Value		$ (14,756)	$ (22,141)

[1]	As of June 30, 2015 and December 31, 2014, intangible assets associated with favorable lease terms included an amount of $21,782 related to purchase options for the vessels. During the six months ended June 30, 2015, $2,335 of favorable lease terms was written-off.
[2]	As of June 30, 2015, the intangible liability associated with the unfavorable lease terms included an amount of $5,567 related to current purchase options held by third parties. During the six months ended June 30, 2015, $5,937 of unfavorable lease terms was written-off. During the six months ended June 30, 2015, acquisition cost and accumulated amortization of $64,608, of fully amortized unfavorable lease terms were written off.